                                                                                                                                           John H. Lively

                                                                                                                                           The Law Offices of John H. Lively & Associates, Inc.

                                                                                                                                           A member firm of The 1940 Act Law Group TM

           2041 West 141stTerrace, Suite 119

                                                                                                                                           Leawood, KS  66224

                                                                                                                                           Phone: 913.660.0778   Fax: 913.660.9157

                                                                                                                                           john.lively@1940actlawgroup.com

November 3, 2011

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: The Acadia Mutual Funds (File Nos. 333-162629 and 811-22341)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Acadia Mutual Fund’s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you have any questions concerning the foregoing, please contact the undersigned at (240) 206-6027 or cynthia.baughman@1940actlawgroup.com.

Regards,

/s/ Cynthia D. Baughman

On behalf of The Law Offices of John H. Lively& Associates, Inc.